INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Allowance for doubtful accounts	$ 7,318	$ 6,950
Bonus accrual	0	5,071
Vacation accrual	0	8,356
Total current deferred tax assets (liabilities)	7,318	20,377
Excess of goodwill/intangible assets amortization for book over tax	368,050	12,362
Net operating loss carryforward	56,214	72,226
Total long-term deferred tax assets (liabilities)	424,264	84,588
Total deferred tax assets (liabilities)	$ 431,582	$ 104,965